Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
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Details of Currency and Interest Swap Contracts
Participating cross currency swap and FX swap contracts at 31 December 2017
Buy		Sell
Currency	Notional amount	Currency	Notional amount	Fair value (TL)	Maturity
USD	47,304	EUR	39,835	1,005	02 January 2018
TL	69,680	USD	20,000	6,554	27 August 2018
TL	81,480	EUR	20,000	9,965	14 December 2018
TL	95,550	USD	25,000	72	24 January 2019
TL	67,410	USD	18,000	1,498	28 January 2019
TL	98,625	EUR	25,000	17,354	13 June 2019
TL	52,164	USD	14,620	4,465	16 July 2019
TL	69,744	USD	19,780	6,996	22 July 2019
TL	203,600	EUR	50,000	27,198	23 July 2019
TL	435,000	USD	150,000	142,085	16 September 2020
TL	386,500	USD	100,000	(4,645)	16 September 2020
TL	293,500	USD	100,000	90,071	16 September 2020
TL	242,873	USD	70,500	33,535	16 September 2020
TL	194,000	USD	50,000	(2,951)	16 September 2020
TL	1,650,000	EUR	500,000	627,385	25 October 2025
TL	275,850	EUR	60,000	1,078	22 April 2026

Total				961,665

At 31 December 2017, total derivative financial assets of TL 981,396 also include accrued interest income of TL 19,731.

Participating cross currency swap and FX swap contracts at 31 December 2016
Buy		Sell
Currency	Notional amount	Currency	Notional amount	Fair value (TL)	Maturity
TL	18,455	EUR	5,000	86	3 January 2017
TL	73,400	EUR	20,000	598	24 Mar 2017
TL	824,750	EUR	250,000	116,674	12 April 2021
TL	328,600	EUR	100,000	47,949	12 April 2021
TL	495,000	EUR	150,000	81,534	12 April 2021
TL	435,000	USD	150,000	84,416	16 September 2020
TL	293,500	USD	100,000	51,481	16 September 2020

Total				382,738

At 31 December 2016, total derivative financial assets of TL 390,958 also include accrued interest income of TL 8,220.

Derivative financial liabilities:

Participating cross currency swap and FX swap contracts at 31 December 2017
Buy		Sell
Currency	Notional amount	Currency	Notional amount	Fair value (TL)	Maturity
TL	470,232	USD	122,680	(2,465)	2 January 2018
TL	180,023	USD	47,250	(545)	2 January 2018
TL	141,001	USD	36,786	(726)	3 January 2018
TL	219,162	USD	57,245	(1,043)	4 January 2018
TL	115,022	USD	30,150	(435)	5 January 2018
TL	17,204	USD	4,500	(284)	10 January 2018
TL	15,916	EUR	3,500	(157)	10 January 2018
TL	91,556	EUR	20,140	(620)	22 January 2018
TL	137,834	EUR	30,400	(601)	05 February 2018
TL	82,013	EUR	17,860	(1,413)	19 February 2018
TL	1,143	EUR	250	(25)	5 March 2018
TL	97,997	EUR	21,500	(2,154)	19 December 2019
TL	269,451	USD	70,500	(5,010)	22 December 2020

Total				(15,478)

Participating cross currency swap and FX swap contracts at 31 December 2016
Buy		Sell
Currency	Notional amount	Currency	Notional amount	Fair value (TL)	Maturity
TL	21,009	USD	5,960	(55)	3 January 2017
TL	7,050	USD	2,000	(18)	3 January 2017

Total				(73)

At 31 December 2016, total derivative financial liabilities of TL 41,726 also include accrued interest expense of TL 40,367.

Details of Currency Forward Contracts

Currency forward contracts at 31 December 2017
Buy
Currency	Notional amount	Fair value (TL)	Maturity
USD	50,000	(2,246)	30 January 2018

Total		(2,246)

At 31 December 2017, total derivative financial liabilities of TL 110,108 also include accrued interest expense of TL 92,384.

Currency forward contracts at 31 December 2016
Buy
Currency	Notional amount	Fair value (TL)	Maturity
USD	30,071	(1,286)	28 February 2017

Total		(1,286)